Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO ($)(1)		Compensation Actually Paid to PEO ($)(2)				Value of Initial Fixed $100 Investment Based on:
Year	PEO #1 $	PEO #2 $	PEO #1 $	PEO #2 $	Average Summary Compensation Table Total for non-PEO NEOs(3)(4) $	Average Compensation Actually Paid to non-PEO NEOs(3)(4) $	Total Shareholder Return (“TSR”)(5) $	Peer Group TSR(6) $	Net Loss (in thousands)(7) $	Annual TSR(8) %
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	11,937,371	—	(4,120,108)	—	5,011,309	(289,306)	35.16	111.27	(740,867)	(69.1)%
2021	20,178,130	18,358,022	14,207,292	(8,891,326)	7,604,277	(2,967,849)	113.84	124.89	(581,784)	(33.2)%
2020	—	11,747,582	—	33,922,750	4,610,957	4,868,124	170.45	125.69	(357,937)	70.5%

Company Selected Measure Name			(8)Annual TSR
Named Executive Officers, Footnote [Text Block]	The amounts presented in columns (b) reflect the Summary Compensation Table Total for David Meek (PEO #1) and Charles M. Baum, M.D., Ph.D. (PEO #2) for the years in which they served as PEO. For the years presented in the table, Dr. Baum was our PEO from January 2020 (and prior) to September 2021, and Mr. Meek was our PEO from September 2021 to December 2022.The non-PEO NEOs for whom the amounts in columns (d) and (e) are comprised of:
2022: Charles M. Baum, M.D., Ph.D., James Christensen, Ph.D., Alan Sandler, M.D., Laurie Stelzer, and Vickie Reed.
2021: James Christensen, Ph.D., Vickie Reed, Benjamin Hickey, and Daniel Faga.
2020: James Christensen, Ph.D., Benjamin Hickey, Daniel Faga, Jamie A. Donadio, and Isan Chen, M.D.

Peer Group Issuers, Footnote [Text Block]			Peer Group TSR presented in column (g) is the cumulative shareholder return of a $100 investment in the NASDAQ Biotechnology Index on December 31, 2019 through the end of each of the fiscal years indicated. The NASDAQ Biotechnology Index is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described in “Executive Compensation—Compensation Discussion and Analysis.”
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts presented in columns (c) for CAP are computed in accordance with Item 402(v) of Regulation S-K. To determine CAP, the following adjustments were made to the “Total” column of the Summary Compensation Table for each year: (i) for equity awards granted in the applicable year, a deduction for the amount equal to the grant date fair value, which represents the total of the amounts presented in the “Option awards,” “RSU awards” and “PSU awards” columns in the Summary Compensation Table; (ii) an addition for the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (iii) an addition for the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iv) for awards that are granted and vest in same applicable year, an addition for the fair value as of the vesting date; (v) for awards granted in prior years that vest in the applicable year, an addition for the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (vi) for awards granted in prior years that are determined to have failed to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. Equity values are calculated in accordance with ASC Topic 718.
The PEO #1 Summary Compensation Table Total reconciled to CAP is as follows:

Year	Summary Compensation Table Total for PEO #1 $	Deduct Grant Date Fair Value of Option and Stock Awards Granted During Year $	Add Fair Value at Year-End of Outstanding and Unvested Option and Stock Awards Granted During Year $	Add Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Years $	Add Fair Value at Vesting Date of Option and Stock Awards Granted and Vested During Year $	Add Change in Fair Value at Vesting Date of Option and Stock Awards Granted in Prior Years that Vested During Year $	Deduct Fair Value at Prior Year-End of Option and Stock Awards Granted in Prior Years Not Vested During Year $	Compensation Actually Paid to PEO #1 $
2022	11,937,371	10,277,312	3,716,947	(7,058,864)	—	(2,438,250)	—	(4,120,108)
2021	20,178,130	19,747,351	13,776,513	—	—	—	—	14,207,292

The PEO #2 Summary Compensation Table Total reconciled to CAP is as follows:

Year	Summary Compensation Table Total for PEO #2 $	Deduct Grant Date Fair Value of Option and Stock Awards Granted During Year $	Add Fair Value at Year-End of Outstanding and Unvested Option and Stock Awards Granted During Year $	Add Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Years $	Add Fair Value at Vesting Date of Option and Stock Awards Granted and Vested During Year $	Add Change in Fair Value at Vesting Date of Option and Stock Awards Granted in Prior Years that Vested During Year $	Deduct Fair Value at Prior Year-End of Option and Stock Awards Granted in Prior Years Not Vested During Year $	Compensation Actually Paid to PEO #2 $
2021	18,358,022	17,244,270	5,307,227	(9,505,059)	—	(5,807,246)	—	(8,891,326)
2020	11,747,582	10,620,158	21,924,750	11,302,328	—	(431,752)	—	33,922,750

Non-PEO NEO Average Total Compensation Amount			$ 5,011,309	$ 7,604,277	$ 4,610,957
Non-PEO NEO Average Compensation Actually Paid Amount			$ (289,306)	(2,967,849)	4,868,124
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts presented in column (e) represent the average amount of CAP to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine CAP, using the same methodology described above in Note 2:

Year	Average Summary Compensation Table Total for non-PEO NEOs $	Deduct Grant Date Fair Value of Option and Stock Awards Granted During Year $	Add Fair Value at Year-End of Outstanding and Unvested Option and Stock Awards Granted During Year $	Add Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Years $	Add Fair Value at Vesting Date of Option and Stock Awards Granted and Vested During Year $	Add Change in Fair Value at Vesting Date of Option and Stock Awards Granted in Prior Years that Vested During Year $	Deduct Fair Value at Prior Year-End of Option and Stock Awards Granted in Prior Years Not Vested During Year $	Average Compensation Actually Paid to non-PEO NEOs $
2022	5,011,309	4,164,799	2,524,867	(1,692,909)	20,676	(1,751,821)	236,629	(289,306)
2021	7,604,277	6,698,574	2,056,131	(2,384,416)	278,920	(2,710,968)	1,113,219	(2,967,849)
2020	4,610,957	3,893,469	7,242,094	1,640,436	—	(1,268,770)	3,463,124	4,868,124

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and TSR/Peer Group TSR

The following graph sets forth the relationship between CAP to PEO #1 and PEO #2 (combined), average CAP to our non-PEO NEOs, the Company’s TSR and the Peer Group TSR over the three fiscal year periods from 2020 through 2022:

Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid and Net LossWe are an early commercial-stage company that launched our first commercial product in December 2022. We have minimal product revenue as reported in our consolidated audited financial statements for the fiscal year ended December 31, 2022 and have incurred losses since inception. Consequently, the Company does not consider net loss as a performance measure for our executive compensation program.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Annual TSR

The following graph sets forth the relationship between CAP paid to PEO #1 and PEO #2, average CAP to our other non-PEO NEOs, and Annual TSR over the three fiscal year periods from 2020 through 2022:

Total Shareholder Return Vs Peer Group [Text Block]
Compensation Actually Paid and TSR/Peer Group TSR

The following graph sets forth the relationship between CAP to PEO #1 and PEO #2 (combined), average CAP to our non-PEO NEOs, the Company’s TSR and the Peer Group TSR over the three fiscal year periods from 2020 through 2022:

Tabular List [Table Text Block]			Annual TSR; •Continue development of adagrasib; •Progress sitravatinib development; •Further pipeline development; and •Advance other corporate value drive objectives.
Total Shareholder Return Amount			$ 35.16	113.84	170.45
Peer Group Total Shareholder Return Amount			111.27	124.89	125.69
Net Income (Loss)			$ (740,867,000)	$ (581,784,000)	$ (357,937,000)
Company Selected Measure Amount			(0.691)	(0.332)	0.705
PEO Name	David Meek	Charles M. Baum	David Meek		Charles M. Baum
Additional 402(v) Disclosure [Text Block]			TSR presented in column (f) is the cumulative shareholder return of a $100 investment in Mirati common stock on December 31, 2019 through the end of each of the fiscal years indicated.The amounts presented in column (h) represent the amount of net loss as reported in our consolidated audited financial statements included in our 2022 Annual Report on Form 10-K.Annual TSR presented in column (i) is the annual percentage return of Mirati common stock calculated as the change in the December 31st closing stock price for each fiscal year indicated. The value of our equity awards is directly related to stock price appreciation over time, which incentivizes our executives to achieve our short- and long-term strategic business objectives to create shareholder value.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			•Annual TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			•Continue development of adagrasib
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			•Progress sitravatinib development
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			•Further pipeline development
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			•Advance other corporate value drive objectives
David Meek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 11,937,371	$ 20,178,130
PEO Actually Paid Compensation Amount			(4,120,108)	14,207,292
Charles M. Baum [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				18,358,022	$ 11,747,582
PEO Actually Paid Compensation Amount				(8,891,326)	33,922,750
PEO [Member] | David Meek [Member] | Options and Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,277,312)	(19,747,351)
PEO [Member] | David Meek [Member] | Options And Stock Awards, Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,716,947	13,776,513
PEO [Member] | David Meek [Member] | Options And Stock Awards, Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,058,864)	0
PEO [Member] | David Meek [Member] | Options And Stock Awards, Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | David Meek [Member] | Options And Stock Awards, Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,438,250)	0
PEO [Member] | David Meek [Member] | Options And Stock Awards, Granted In Prior Years, Fair Value At Prior Year End, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Charles M. Baum [Member] | Options and Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(17,244,270)	(10,620,158)
PEO [Member] | Charles M. Baum [Member] | Options And Stock Awards, Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				5,307,227	21,924,750
PEO [Member] | Charles M. Baum [Member] | Options And Stock Awards, Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(9,505,059)	11,302,328
PEO [Member] | Charles M. Baum [Member] | Options And Stock Awards, Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Charles M. Baum [Member] | Options And Stock Awards, Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(5,807,246)	(431,752)
PEO [Member] | Charles M. Baum [Member] | Options And Stock Awards, Granted In Prior Years, Fair Value At Prior Year End, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Non-PEO NEO [Member] | Options and Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,164,799)	(6,698,574)	(3,893,469)
Non-PEO NEO [Member] | Options And Stock Awards, Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,524,867	2,056,131	7,242,094
Non-PEO NEO [Member] | Options And Stock Awards, Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,692,909)	(2,384,416)	1,640,436
Non-PEO NEO [Member] | Options And Stock Awards, Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			20,676	278,920	0
Non-PEO NEO [Member] | Options And Stock Awards, Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,751,821)	(2,710,968)	(1,268,770)
Non-PEO NEO [Member] | Options And Stock Awards, Granted In Prior Years, Fair Value At Prior Year End, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (236,629)	$ (1,113,219)	$ (3,463,124)